Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 84.8%
International Alternative Funds - 6.3%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	6,235	$ 16,835
Transamerica Unconstrained Bond (D)	39,155,169	338,300,659

		338,317,494

International Equity Funds - 16.7%
Transamerica Emerging Markets Opportunities (D)	45,466,021	314,170,206
Transamerica International Equity (D)	15,563,661	236,100,741
Transamerica International Focus (D)	37,873,374	249,206,798
Transamerica International Small Cap Value (D)	9,027,421	95,239,293

		894,717,038

U.S. Alternative Fund - 3.5%
Transamerica BlackRock Global Real Estate Securities VP (D)	22,078,598	189,434,367

U.S. Equity Funds - 32.8%
Transamerica Janus Mid-Cap Growth VP (D)	1,175,529	33,737,671
Transamerica JPMorgan Enhanced Index VP (D)	30,820,743	569,567,334
Transamerica JPMorgan Mid Cap Value VP (D)	4,861,235	64,459,975
Transamerica Large Cap Value (D)	36,622,480	425,553,222
Transamerica Mid Cap Growth (D)	12,164,962	79,802,151
Transamerica Mid Cap Value Opportunities (D)	7,308,126	74,323,643
Transamerica Morgan Stanley Capital Growth VP (D)	12,050,682	51,094,894
Transamerica Small Cap Value (D)	21,209,735	125,561,633
Transamerica T. Rowe Price Small Cap VP (D)	34,093	310,587
Transamerica WMC US Growth VP (D)	12,930,718	330,250,533

		1,754,661,643

U.S. Fixed Income Funds - 21.1%
Transamerica Floating Rate (D)	7,203,382	63,893,995
Transamerica High Yield Bond (D)	13,689,871	103,769,222
Transamerica Intermediate Bond (D)	112,475,402	958,290,422

		1,125,953,639

U.S. Mixed Allocation Fund - 4.4%
Transamerica PIMCO Total Return VP (D)	25,682,523	233,710,955

Total Investment Companies (Cost $5,526,679,331)		4,536,795,136

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 3.3%
U.S. Treasury - 3.3%
U.S. Treasury Notes 0.13%, 01/31/2023 (E)	$ 176,103,800	174,064,772

Total U.S. Government Obligation (Cost $175,270,326)		174,064,772

Principal	Value
REPURCHASE AGREEMENT - 11.5%

Fixed Income Clearing Corp., 1.10% (F), dated 09/30/2022, to be repurchased at $617,372,497 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $629,662,305.

$ 617,315,910	$ 617,315,910

Total Repurchase Agreement (Cost $617,315,910)	617,315,910

Total Investments (Cost $6,319,265,567)	5,328,175,818
Net Other Assets (Liabilities) - 0.4%	20,741,651

Net Assets - 100.0%	$ 5,348,917,469

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
30-Year U.S. Treasury Bonds	1,219	12/20/2022	$167,320,628	$154,089,219	$—	$(13,231,409)
CAD Currency	860	12/20/2022	65,349,793	62,259,700	—	(3,090,093)
S&P/TSX 60 Index	375	12/15/2022	65,549,681	60,592,898	—	(4,956,783)
TOPIX Index	556	12/08/2022	73,224,467	70,532,440	—	(2,692,027)
U.S. Treasury Ultra Bonds	2,179	12/20/2022	323,406,582	298,523,000	—	(24,883,582)

Total					$—	$(48,853,894)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(783)	12/30/2022	$(87,242,316)	$(84,178,617)	$3,063,699	$—
E-Mini Russell 2000® Index	(3,283)	12/16/2022	(314,069,302)	(274,097,670)	39,971,632	—
German Euro BOBL	(4,721)	12/08/2022	(566,594,304)	(554,061,279)	12,533,025	—
MSCI EAFE Index	(5,760)	12/16/2022	(529,181,411)	(478,252,800)	50,928,611	—
MSCI Emerging Markets Index	(5,496)	12/16/2022	(263,404,526)	(239,488,200)	23,916,326	—
S&P 500® E-Mini Index	(1,573)	12/16/2022	(315,471,755)	(283,257,975)	32,213,780	—

Total					$162,627,073	$—

Total Futures Contracts					$162,627,073	$(48,853,894)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,536,778,301	$—	$—		$4,536,778,301
U.S. Government Obligation	—	174,064,772	—		174,064,772
Repurchase Agreement	—	617,315,910	—		617,315,910

Total	$4,536,778,301	$791,380,682	$—		$5,328,158,983

Investment Companies Measured at Net Asset Value (C)					16,835

Total Investments					$5,328,175,818

Other Financial Instruments
Futures Contracts (H)	$162,627,073	$—	$—		$162,627,073

Total Other Financial Instruments	$162,627,073	$—	$—		$162,627,073

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(48,853,894)	$—	$—		$(48,853,894)

Total Other Financial Instruments	$(48,853,894)	$—	$—	$	(48,853,894)

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Restricted security. At September 30, 2022, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$64,152	$16,835	0.0	% (I)

(C)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(D)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2022	Shares as of September 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$405,235,112	$9,224,273	$(96,016,116)	$(26,145,811)	$(102,863,091)	$189,434,367	22,078,598	$9,224,273	$—
Transamerica Core Bond	363,931,147	211,633,725	(506,524,483)	(72,529,893)	3,489,504	—	—	8,810,927	—
Transamerica Emerging Markets Opportunities	462,389,436	—	—	—	(148,219,230)	314,170,206	45,466,021	—	—
Transamerica Floating Rate	146,925,641	3,666,947	(77,517,080)	(5,062,099)	(4,119,414)	63,893,995	7,203,382	3,666,947	—
Transamerica Global Allocation Liquidating Trust	14,357	—	—	—	2,478	16,835	6,235	—	—
Transamerica High Yield Bond	364,841,417	9,558,602	(212,664,000)	(30,598,271)	(27,368,526)	103,769,222	13,689,871	9,558,602	—
Transamerica Intermediate Bond	589,685,257	510,672,836	(34,081,120)	(3,314,374)	(104,672,177)	958,290,422	112,475,402	10,518,272	—
Transamerica International Equity	352,849,873	—	(24,602,795)	6,176,244	(98,322,581)	236,100,741	15,563,661	—	—
Transamerica International Focus	388,607,494	—	(19,566,434)	3,799,147	(123,633,409)	249,206,798	37,873,374	—	—
Transamerica International Small Cap Value	140,556,947	—	—	—	(45,317,654)	95,239,293	9,027,421	—	—
Transamerica Janus Mid-Cap Growth VP	190,620,243	5,856,584	(135,698,100)	7,200,841	(34,241,897)	33,737,671	1,175,529	41,071	5,815,513
Transamerica JPMorgan Enhanced Index VP	774,352,302	81,817,704	(26,824,958)	8,924,461	(268,702,175)	569,567,334	30,820,743	13,013,266	68,804,438
Transamerica JPMorgan Mid Cap Value VP	77,446,016	14,068,967	—	—	(27,055,008)	64,459,975	4,861,235	1,733,708	12,335,259
Transamerica Large Cap Value	711,873,664	5,016,408	(185,422,909)	33,786,290	(139,700,231)	425,553,222	36,622,480	5,016,408	—
Transamerica Mid Cap Growth	122,866,117	—	—	—	(43,063,966)	79,802,151	12,164,962	—	—
Transamerica Mid Cap Value Opportunities	96,564,278	—	(9,638,124)	1,000,413	(13,602,924)	74,323,643	7,308,126	—	—
Transamerica Morgan Stanley Capital Growth VP	323,191,571	39,330,855	(108,319,725)	(36,725,289)	(166,382,518)	51,094,894	12,050,682	5,016,349	34,314,506
Transamerica PIMCO Total Return VP	317,753,213	6,678,782	(38,529,370)	(3,411,718)	(48,779,952)	233,710,955	25,682,523	6,678,782	—
Transamerica Small Cap Value	175,064,085	—	(16,981,821)	(6,052,060)	(26,468,571)	125,561,633	21,209,735	—	—
Transamerica T. Rowe Price Small Cap VP	19,288,344	118,273	(17,256,588)	618,027	(2,457,469)	310,587	34,093	9,622	108,651
Transamerica Unconstrained Bond	639,653,825	11,933,014	(254,180,880)	(26,002,098)	(33,103,202)	338,300,659	39,155,169	11,933,014	—
Transamerica WMC US Growth VP	313,067,834	204,886,973	(13,149,178)	2,379,857	(176,934,953)	330,250,533	12,930,718	6,861,095	58,160,242

Total	$6,976,778,173	$1,114,463,943	$(1,776,973,681)	$(145,956,333)	$(1,631,516,966)	$4,536,795,136	467,399,960	$92,082,336	$179,538,609

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $174,064,772.
(F)	Rate disclosed reflects the yield at September 30, 2022.
(G)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
EAFE	Europe, Australasia and Far East
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 4

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Asset Allocation – Moderate VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Page 5

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 6